Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2015	2014
	(In Thousands)
Land and land inprovements	$292	$208
Buildings	1,133	981
Leasehold improvements	376	369
Furniture, fixtures and equipment	900	766
	2,701	2,324
Accumulated depreciation	(867)	(685)
	$1,834	$1,639